Description of Business	12 Months Ended
Dec. 31, 2013
Notes
Description of Business

NOTE 1 - DESCRIPTION OF BUSINESS

Blue Earth, Inc. and subsidiaries (the “Company”), a Nevada Corporation headquartered in Henderson, Nevada, is a comprehensive provider of energy efficiency and alternative/renewable energy solutions for small and medium sized commercial and industrial facilities. The Company also owns, manages and operates independent power generation systems constructed in conjunction with these services. The Company’s turnkey energy solutions enable our customers to reduce or stabilize their energy related expenditures and lessen the impact of their energy use on the environment. The Company’s services include the development, engineering, construction, operation and maintenance and in some cases, financing of small and medium scale alternative/renewable energy power plants including solar photovoltaic (PV), Combined Heat and Power (CHP) or on-site cogeneration and fuel cells. The Company provides its customers with a variety of measures to improve the efficiency of their facilities’ energy consumption by designing, developing, engineering, installing, operating, maintaining and monitoring their major building systems, including refrigeration, lighting and heating, ventilation and air-conditioning.